Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by business unit (audited) (Details) - Interest rate risk [member] - +/- 25bps [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 45	£ 88
Net interest income sensitivity (AEaR), decrease	(135)	(149)
Barclays UK [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	16	28
Net interest income sensitivity (AEaR), decrease	(57)	(71)
Barclays International [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	25	55
Net interest income sensitivity (AEaR), decrease	£ (74)	£ (73)